Short-Term Borrowings And Long-Term Debt (Schedule Of Other Short-Term Borrowings) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-term Debt [Line Items]
Short-term borrowings	¥ 10,881,625	¥ 8,488,313
Less unamortized discount	100	116
Other short-term borrowings, net	10,881,525	8,488,197
Other short-term debt, weighted average interest rate	0.23%	0.24%
Domestic Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	9,022,439	7,018,329
Foreign Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	1,859,186	1,469,984
Commercial Paper [Member] | Domestic Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	1,560,552	1,262,885
Commercial Paper [Member] | Foreign Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	1,359,900	732,910
Borrowings From The Bank Of Japan [Member] | Domestic Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	7,189,750	5,513,650
Borrowings From Other Financial Institutions [Member] | Domestic Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	201,139	175,951
Borrowings From Other Financial Institutions [Member] | Foreign Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	472,010	730,479
Other [Member] | Domestic Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	70,998	65,843
Other [Member] | Foreign Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	¥ 27,276	¥ 6,595